BRUNDAGE,                                                              BRUNDAGE,
STORY AND ROSE                                                    STORY AND ROSE
INVESTMENT TRUST                                                INVESTMENT TRUST

221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

BOARD OF TRUSTEES                                                  ANNUAL REPORT

Francis S. Branin, Jr.                                         NOVEMBER 30, 2000
John M. Kingsley, Jr.
Jerome B. Lieber
William M.R. Mapel                                       SHORT/INTERMEDIATE TERM
Crosby R. Smith
                                                               FIXED-INCOME FUND
INVESTMENT ADVISER

Brundage, Story and Rose, LLC                                        EQUITY FUND
One Broadway
New York, New York 10004

UNDERWRITER

IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT

Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES

Nationwide: (Toll Free) 800-320-2212

                                                         [LOGO] BRUNDAGE,
                                                                STORY & ROSE
                                                                INVESTMENT TRUST

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

I am pleased to report that our Funds recorded very satisfactory investment results for the fiscal year ended on November 30, 2000. This is especially gratifying in view of the unsettled equity and bond markets that prevailed during much of the past year.

The Brundage, Story and Rose Equity Fund returned 5.31%, after expenses, versus a decline of 4.21% for the benchmark S&P 500. The Fund declared a capital gain distribution of $2.382 per share in early December.

Our Short/Intermediate Fixed Income Fund generated a total return of 6.56%, comparing favorably to the Treasury Bill return of 5.97% during the same period and slightly below the Lehman Brothers Intermediate Corporate/Government Index return of 7.77%.

Looking back over the past year, the most significant surprise that occurred in the U.S. stock market was the drastic change in investor sentiment toward technology and the suddenness of that change. 2000 began with unbridled enthusiasm for technology stocks and confident predictions of the demise of many "old economy" companies and industries which would soon be replaced by the dot.com internet. Today, a mere nine months after the NASDAQ peak, internet bankruptcies are a daily occurrence, and the index most often associated with "tech" has declined by almost 40%, recording the worst 12 month return since the NASDAQ index was created in 1971. A bear market of unprecedented magnitude occurred, but most mainstream investors who felt "left out" in 1999 experienced only marginal disappointment with their investment results. The S&P also declined, having its worst year since 1977. However, that decline was less than 10%, relatively mild in comparison to the technology/NASDAQ debacle.

Looking forward, strong cases can be made for either extreme in economic and financial market performance. The bullish scenario would involve a series of Federal Reserve interest rate reductions concurrent with a global slowdown that should lift pressure on energy prices. This, in addition to a powerful mortgage refinancing wave, could stimulate consumption, thereby drawing down inventories and spurring the manufacturing sector. Market expectations, always excessively pessimistic or optimistic, which had been adjusted to slower growth or, perhaps, recession, would shift to the positive. Earnings forecasts would be ratcheted upward, and equity valuations would reflect a more robust growth outlook. The negative picture, equally feasible at this point, sees a need to rationalize excesses in productive capacity and financial leverage that have developed over the past several years, the recent market declines representing only the beginning of this painful process.

Trying to forecast the economic and financial market outlook for 2001 is a challenge. Rarely has the investor had to deal with such divergent uncertainty. What lies ahead -- a brief respite in the most prolific economic expansion in our history or a full-fledged recession? Our economy is slowing rapidly, and it is highly likely that things will get worse before they get better. At this point, the question being debated by economists and market prognosticators everywhere is "how far down is down."

Accommodative monetary policy at the Fed and reduced taxes, a priority of our President-elect, will certainly help reinvigorate the economy, but at this juncture, it appears that the first half of 2001 will be weak, perhaps even recording negative GNP growth. The second half will likely see a resumption of economic growth, but it will probably be quite sluggish. In essence, a best guess at this point indicates the mild slowdown/brief recession school is our most likely scenario. We will continue to manage your Funds in a prudent manner -- assuming that neither deep recession nor exuberant expansion is the likely outcome of the current economic turmoil.

Of import, I notify you that on October 2, 2000, Brundage, Story and Rose, the investment adviser to our Funds, was acquired by Bessemer Trust Company, N.A., a wealth management firm founded in 1907. Bessemer supervises over $35 billion of assets for individuals, family groups and select institutional investors. They have a respected position in the investment management industry, and our Funds will benefit in myriad ways from their capabilities and expertise. At a Special Meeting of Shareholders on February 26, 2001, you will be asked to approve a new management agreement with Brundage, Story and Rose, LLC (Delaware) which is a wholly-owned subsidiary of Bessemer Trust. Your Board of Trustees recommends that you vote to approve this proposal, and I, also, suggest that after careful review of the proxy material, you cast your ballot in favor of the new agreement.

Sincerely,

/s/ Francis S. Branin, Jr.

Francis S. Branin, Jr.
President

   COMPARISON OF THE CHANGE IN VLAUE OF A $10,000 INVESTMENT IN THE BRUNDAGE,
         STORY AND ROSE EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                                   [BAR CHART]

          BRUNDAGE, STORY AND ROSE EQUITY FUND          $38,425.00
          STANDARD & POOR'S 500 INDEX                   $49,717.00

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                    -----------------------------------------
                            BRUNDAGE, STORY AND ROSE
                                   EQUITY FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                    1 YEAR                              5.31%
                    5 YEARS                            17.33%
                    SINCE INCEPTION*                   14.53%
                    -----------------------------------------

          * The public offering of shares commenced on January 2, 1991.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND AND THE MERRIL
                           LYNCH 3-YEAR TREASURY INDEX

                                   [BAR CHART]

BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND    $19,054.00
MERRILL LYNCH 3-YEAR TREASURY INDEX                                   $19,124.00

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                    -----------------------------------------
                            BRUNDAGE, STORY AND ROSE
                    SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                    1 YEAR                              6.56%
                    5 YEARS                             5.46%
                    SINCE INCEPTION*                    6.71%
                    -----------------------------------------

          * The public offering of shares commenced on January 2, 1991.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000
======================================================================================
                                                             Short/
                                                          Intermediate
                                                              Term
                                                          Fixed-Income       Equity
                                                              Fund            Fund
--------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost (original cost $35,810,922
     and $38,733,802, respectively) ..................    $ 35,745,013    $ 38,733,802
                                                          ============    ============
  At market value (Note 2) ...........................    $ 35,781,597    $ 53,171,864
Investments in repurchase agreements (Note 2) ........         652,707       4,997,664
Interest and principal paydowns receivable ...........         555,916             837
Dividends receivable .................................              --          42,597
Receivable for securities sold .......................              --         495,583
Receivable for capital shares sold ...................             550          21,005
Receivable from Adviser ..............................              --           1,963
Other assets .........................................           5,331          10,477
                                                          ------------    ------------
     TOTAL ASSETS ....................................      36,996,101      58,741,990
                                                          ------------    ------------

LIABILITIES
Dividends payable ....................................          17,483              --
Payable for capital shares redeemed ..................          81,707         108,199
Payable for securities purchased .....................              --         397,350
Payable to affiliates (Note 4) .......................          10,400          46,530
Other accrued expenses and liabilities ...............          13,267          50,236
                                                          ------------    ------------
     TOTAL LIABILITIES ...............................         122,857         602,315
                                                          ------------    ------------

NET ASSETS ...........................................    $ 36,873,244    $ 58,139,675
                                                          ============    ============

Net assets consist of:
Paid-in capital ......................................    $ 37,783,750    $ 37,441,327
Undistributed net investment income ..................              --          11,022
Accumulated net realized gains (losses) from
  security transactions ..............................        (947,090)      6,249,264
Net unrealized appreciation on investments ...........          36,584      14,438,062
                                                          ------------    ------------
Net assets ...........................................    $ 36,873,244    $ 58,139,675
                                                          ============    ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) (Note 5)        3,531,993       2,635,298
                                                          ============    ============

Net asset value, offering price and redemption price
  per share (Note 2) .................................    $      10.44    $      22.06
                                                          ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2000
======================================================================================
                                                             Short/
                                                          Intermediate
                                                              Term
                                                          Fixed-Income       Equity
                                                              Fund            Fund
--------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest ...........................................    $  2,476,699    $    196,239
  Dividends ..........................................              --         524,082
                                                          ------------    ------------
     TOTAL INVESTMENT INCOME .........................       2,476,699         720,321
                                                          ------------    ------------

EXPENSES
  Investment advisory fees (Note 4) ..................         186,847         372,289
  Administrative services fees (Note 4) ..............          74,755         113,111
  Accounting services fees (Note 4) ..................          36,000          38,900
  Professional fees ..................................          18,397          18,397
  Transfer agent and shareholder service fees (Note 4)          14,400          14,400
  Registration fees ..................................          15,654          12,139
  Trustees' fees and expenses ........................          19,613          19,613
  Insurance expense ..................................          10,295          13,284
  Postage and supplies ...............................           8,744           8,872
  Reports to shareholders ............................           5,526           7,226
  Pricing expense ....................................           7,320           1,195
  Custodian fees .....................................           6,995           5,726
  Distribution expenses (Note 4) .....................             387           5,679
  Other expenses .....................................           1,047          27,834
                                                          ------------    ------------
     TOTAL EXPENSES ..................................         405,980         658,665
  Fees waived by the Adviser (Note 4) ................        (163,078)             --
                                                          ------------    ------------
     NET EXPENSES ....................................         242,902         658,665
                                                          ------------    ------------

NET INVESTMENT INCOME ................................       2,233,797          61,656
                                                          ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains (losses) from security
     transactions ....................................        (793,095)      6,382,018
  Net change in unrealized appreciation/depreciation
     on investments ..................................         914,158      (3,935,243)
                                                          ------------    ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .....         121,063       2,446,775
                                                          ------------    ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...........    $  2,354,860    $  2,508,431
                                                          ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================================
                                                                  SHORT/INTERMEDIATE TERM
                                                                     FIXED-INCOME FUND                   EQUITY FUND
                                                                -------------------------------------------------------------
                                                                    YEAR            YEAR            YEAR            YEAR
                                                                   ENDED           ENDED           ENDED           ENDED
                                                                NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                                    2000            1999            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income ....................................    $  2,233,797    $  2,110,297    $     61,656    $      4,872
  Net realized gains (losses) from security transactions ...        (793,095)       (148,056)      6,382,018       4,258,788
  Net change in unrealized appreciation/depreciation
     on investments ........................................         914,158      (1,685,649)     (3,935,243)      6,063,505
                                                                ------------    ------------    ------------    ------------
Net increase in net assets from operations .................       2,354,860         276,592       2,508,431      10,327,165
                                                                ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............................      (2,237,332)     (2,106,762)        (50,634)        (21,064)
  From net realized gains from security transactions .......              --        (245,416)     (4,278,312)     (2,622,479)
                                                                ------------    ------------    ------------    ------------
Decrease in net assets from distributions to
  shareholders .............................................      (2,237,332)     (2,352,178)     (4,328,946)     (2,643,543)
                                                                ------------    ------------    ------------    ------------

FROM CAPITAL SHARE
  TRANSACTIONS (Note 5):
  Proceeds from shares sold ................................       2,587,003       4,395,836       9,498,906       3,793,019
  Net asset value of shares issued in reinvestment of
     distributions to shareholders .........................       1,978,492       2,036,777       4,235,988       2,624,110
  Payments for shares redeemed .............................      (6,376,920)     (5,025,647)     (5,013,736)     (3,548,244)
                                                                ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
  from capital share transactions ..........................      (1,811,425)      1,406,966       8,721,158       2,868,885
                                                                ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ......................      (1,693,897)       (668,620)      6,900,643      10,552,507

NET ASSETS:
  Beginning of year ........................................      38,567,141      39,235,761      51,239,032      40,686,525
                                                                ------------    ------------    ------------    ------------
  End of year ..............................................    $ 36,873,244    $ 38,567,141    $ 58,139,675    $ 51,239,032
                                                                ============    ============    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $         --    $      3,535    $     11,022    $         --
                                                                ============    ============    ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED NOVEMBER 30,
                                                          ---------------------------------------------------------
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .................    $  10.40    $  10.96    $  10.69    $  10.69    $  10.73
                                                          --------    --------    --------    --------    --------

Income from investment operations:
  Net investment income ..............................        0.62        0.58        0.60        0.62        0.62
  Net realized and unrealized
     gains (losses) on investments ...................        0.04       (0.49)       0.27          --       (0.04)
                                                          --------    --------    --------    --------    --------
Total from investment operations .....................        0.66        0.09        0.87        0.62        0.58
                                                          --------    --------    --------    --------    --------

Less distributions:
  Dividends from net investment income ...............       (0.62)      (0.58)      (0.60)      (0.62)      (0.62)
  Distributions from net realized gains ..............          --       (0.07)         --          --          --
                                                          --------    --------    --------    --------    --------
Total distributions ..................................       (0.62)      (0.65)      (0.60)      (0.62)      (0.62)
                                                          --------    --------    --------    --------    --------

Net asset value at end of year .......................    $  10.44    $  10.40    $  10.96    $  10.69    $  10.69
                                                          ========    ========    ========    ========    ========

Total return .........................................        6.56%       0.80%       8.39%       6.03%       5.65%
                                                          ========    ========    ========    ========    ========

Net assets at end of year (000's) ....................    $ 36,873    $ 38,567    $ 39,236    $ 36,653    $ 33,377
                                                          ========    ========    ========    ========    ========

Ratio of net expenses to average net assets(A) .......        0.65%       0.65%       0.65%       0.65%       0.65%

Ratio of net investment income to average net assets .        5.98%       5.43%       5.58%       5.88%       5.90%

Portfolio turnover rate ..............................         158%         53%         90%         46%         40%
-------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.09%, 1.05%, 1.04%, 1.07% and 1.09% for the years ended November 30, 2000, 1999, 1998, 1997 and
     1996 respectively (Note 4).

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED NOVEMBER 30,
                                                          ---------------------------------------------------------
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .................    $  22.81    $  19.47    $  19.40    $  17.18    $  14.91
                                                          --------    --------    --------    --------    --------

Income from investment operations:
  Net investment income ..............................        0.02        0.00        0.04        0.06        0.06
  Net realized and unrealized gains on investments ...        1.16        4.61        2.01        3.65        2.97
                                                          --------    --------    --------    --------    --------
Total from investment operations .....................        1.18        4.61        2.05        3.71        3.03
                                                          --------    --------    --------    --------    --------

Less distributions:
  Dividends from net investment income ...............       (0.02)      (0.01)      (0.04)      (0.06)      (0.07)
  Distributions from net realized gains ..............       (1.91)      (1.26)      (1.94)      (1.43)      (0.69)
                                                          --------    --------    --------    --------    --------
Total distributions ..................................       (1.93)      (1.27)      (1.98)      (1.49)      (0.76)
                                                          --------    --------    --------    --------    --------

Net asset value at end of year .......................    $  22.06    $  22.81    $  19.47    $  19.40    $  17.18
                                                          ========    ========    ========    ========    ========

Total return .........................................        5.31%      25.43%      11.96%      23.98%      21.27%
                                                          ========    ========    ========    ========    ========

Net assets at end of year (000's) ....................    $ 58,140    $ 51,239    $ 40,687    $ 35,343    $ 27,540
                                                          ========    ========    ========    ========    ========

Ratio of net expenses to average net assets ..........        1.15%       1.15%       1.15%       1.19%       1.30%

Ratio of net investment income to average net assets .        0.11%       0.01%       0.24%       0.34%       0.42%

Portfolio turnover rate ..............................          55%         37%         50%         49%         44%
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000
================================================================================
    PAR                                                                MARKET
   VALUE       INVESTMENT SECURITIES -- 97.0%     RATE   MATURITY      VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS -- 38.6%
$    225,000   U.S. Treasury Notes ..........    6.125   12/31/01   $    225,249
     800,000   U.S. Treasury Notes ..........    6.625    3/31/02        807,212
   1,500,000   U.S. Treasury Notes ..........    6.625    4/30/02      1,515,350
   1,200,000   U.S. Treasury Notes ..........    6.000    7/31/02      1,204,601
   1,000,000   U.S. Treasury Notes ..........    5.500    5/31/03        998,033
   1,000,000   U.S. Treasury Notes ..........    5.750    8/15/03      1,005,000
     900,000   U.S. Treasury Notes ..........    6.750    5/15/05        944,375
   1,000,000   U.S. Treasury Notes ..........    6.875    5/15/06      1,063,830
   2,300,000   U.S. Treasury Notes ..........    7.000    7/15/06      2,462,944
   1,900,000   U.S. Treasury Notes ..........    6.125    8/15/07      1,966,796
   1,000,000   U.S. Treasury INFL IX ........    4.250    1/15/10      1,035,000
   1,000,000   U.S. Treasury Notes ..........    5.750    8/15/10      1,022,188
------------                                                        ------------
$ 13,825,000   TOTAL U.S. TREASURY OBLIGATIONS
------------
               (Amortized Cost $14,128,837) .                       $ 14,250,578
                                                                    ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.4%
$  1,000,000   FHLMC ........................    5.750    7/15/03   $    989,144
   1,500,000   FNMA .........................    5.625    5/15/04      1,471,828
   2,000,000   FNMA .........................    7.250    1/15/10      2,109,814
------------                                                        ------------
$  4,500,000   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
------------
               (Amortized Cost $4,530,322) ..                       $  4,570,786
                                                                    ------------

               U.S. GOVERNMENT AGENCY
               MORTGAGE-BACKED SECURITIES -- 8.1%
$      1,827   FHLMC GNOME #200068 ..........    8.000     3/1/02   $      1,842
       7,398   FNMA DWARF #51935 ............    8.000     4/1/02          7,395
      31,652   FHLMC GOLD #140094 ...........    7.500     5/1/05         31,820
     400,000   FNMA .........................    5.750    6/15/05        392,210
     209,104   FHLMC REMIC #1404-D ..........    6.800    1/15/06        208,549
      22,569   FNMA DWARF #50480 ............    8.000     9/1/06         23,032
     257,610   FNMA REMIC #92-24H ...........    7.500   11/25/06        258,432
   1,367,236   GNMA #780291 .................    8.500   10/15/17      1,407,341
     135,982   FNMA REMIC #94-29PE ..........    6.000    5/25/18        135,262
       6,193   GNMA #285639 .................    9.000    2/15/20          6,486
     207,703   FHLMC REMIC #1699-C ..........    6.200    2/15/24        206,932
     314,050   FNMA REMIC #250322 ...........    7.500     8/1/25        317,277
------------                                                        ------------
$  2,961,324   TOTAL U.S. GOVERNMENT AGENCY
------------
               MORTGAGE-BACKED SECURITIES
               (Amortized Cost $2,971,195) ..                       $  2,996,578
                                                                    ------------

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    PAR                                                                MARKET
   VALUE       INVESTMENT SECURITIES -- 97.0%     RATE   MATURITY      VALUE
               (CONTINUED)
--------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 2.8%
$  1,000,000   Dailmer Chrysler Auto Trust
------------   (Amortized Cost $1,012,728) ..    7.530    5/10/04   $  1,017,820
                                                                    ------------

               CORPORATE BONDS -- 35.1%
$  1,000,000   Alco Standard ................    8.875    4/15/01   $  1,006,550
   1,175,000   EOP Operating LP .............    6.376    2/15/02      1,158,207
     888,000   Rep Ny Corp. .................    7.250    7/15/02        894,369
     600,000   Public Service Electric & Gas     7.190     9/6/02        605,774
     425,000   ICI Wilmington ...............    6.750    9/15/02        421,339
     350,000   Simon Property Group LP ......    6.625    6/15/03        341,829
   1,000,000   Salomon Smith Barney
               Holdings, Inc. ...............    6.625   11/15/03        997,097
   1,350,000   General Motors Acceptance Corp.   7.625    6/15/04      1,377,335
   1,300,000   Household Finance Corp. ......    8.000     5/9/05      1,335,407
   1,000,000   Repsol International Finance .    7.450    7/15/05      1,016,306
     252,000   National Rural Utilities .....    5.750    11/1/08        231,554
     725,000   Sempra Energy ................    7.950     3/1/10        746,111
   1,000,000   Bank of America Corp. ........    7.800    5/15/10      1,008,997
   1,300,000   Quest Capital Funding ........    7.900    8/15/10      1,322,424
     800,000   Penney (J.C.) Co. ............    7.400     4/1/37        482,536
------------                                                        ------------

$ 13,165,000   TOTAL CORPORATE BONDS (Amortized Cost $13,101,931)   $ 12,945,835
------------                                                        ------------

$ 35,451,324   TOTAL INVESTMENT SECURITIES (Amortized Cost
------------   $35,745,013) .....................................   $ 35,781,597
                                                                    ------------

================================================================================
    FACE                                                               MARKET
   AMOUNT      REPURCHASE AGREEMENTS (A) -- 1.8%                       VALUE
--------------------------------------------------------------------------------
$    652,707   Fifth Third Bank, 6.03%, dated 11/30/00, due
------------   12/01/00, repurchase proceeds $652,816 ...........   $    652,707
                                                                    ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS -- 98.8% ..............................   $ 36,434,304

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2% ....        438,940
                                                                    ------------

               NET ASSETS -- 100.0%                                 $ 36,873,244
                                                                    ============

(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

DWARF - A 15-year mortgage pool issued by FNMA.
FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.
GNOME - A 15-year mortgage pool issued by FHLMC.
GOLD - A 30-year mortgage pool issued by FHLMC with a shorter coupon payment delay period.
INFL - Inflationary Note.
REMIC - Real Estate Mortgage Investment Conduit.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS -- 91.5%                                  SHARES         VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.9%
3Com Corp.* ....................................        48,500     $    594,125
Agilent Technologies, Inc.* ....................         4,805          250,761
Applied Materials, Inc.* .......................        15,000          606,562
Cisco Systems, Inc.* ...........................        17,000          813,875
Compaq Computer Corp. ..........................        41,000          881,500
EMC Corp.* .....................................        14,372        1,068,918
Hewlett-Packard Co. ............................        30,000          948,750
Intel Corp. ....................................        16,600          631,838
JDS Uniphase Corp.* ............................         5,000          250,312
Microsoft Corp.* ...............................        10,500          602,438
Motorola, Inc. .................................        45,500          912,844
Nortel Networks Corp. ..........................        13,500          509,625
Palm, Inc.* ....................................        23,788          860,828
QUALCOMM, Inc.* ................................         4,500          361,125
Tektronix, Inc.* ...............................        50,000        1,184,375
Vodafone Group PLC ADR .........................        32,000        1,096,000
                                                                   ------------
                                                                     11,573,876
                                                                   ------------

HEALTH CARE -- 14.1%
Abbott Laboratories ............................        35,700        1,965,731
Becton, Dickinson & Co. ........................        47,500        1,615,000
Bristol-Myers Squibb Co. .......................        15,500        1,074,344
Guidant Corp.* .................................        28,000        1,510,250
Lilly (Eli) & Co. ..............................         5,500          515,281
Schering-Plough Corp. ..........................        27,000        1,513,688
                                                                   ------------
                                                                      8,194,294
                                                                   ------------

FINANCIAL SERVICES -- 14.0%
American Express Co. ...........................        21,000        1,153,688
American International Group, Inc. .............        14,412        1,397,063
Chubb Corp. ....................................        15,500        1,263,250
Citigroup, Inc. ................................        21,000        1,046,062
Fannie Mae .....................................        26,700        2,109,300
FleetBoston Financial Corp. ....................        30,688        1,150,800
                                                                   ------------
                                                                      8,120,163
                                                                   ------------

CAPITAL GOODS -- 11.9%
Avery Dennison Corp. ...........................        26,700        1,468,500
Danaher Corp. ..................................        21,500        1,401,531
Illinois Tool Works, Inc. ......................        15,000          844,688
Molex, Inc. - Class A ..........................        32,132          951,910
Thermo Electron Corp.* .........................        77,750        2,254,750
                                                                   ------------
                                                                      6,921,379
                                                                   ------------

EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 91.5% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.9%
General Mills, Inc. ............................        24,000     $    987,000
Home Depot, Inc. ...............................        26,000        1,018,875
McDonald's Corp. ...............................        38,000        1,211,250
PepsiCo, Inc. ..................................        27,800        1,261,425
Sysco Corp. ....................................        33,500        1,850,875
                                                                   ------------
                                                                      6,329,425
                                                                   ------------

ENERGY -- 7.1%
Apache Corp. ...................................        11,000          574,750
Conoco, Inc. - Class B .........................        51,468        1,289,917
Exxon Mobil Corp. ..............................        19,201        1,689,688
Schlumberger Ltd. ..............................         9,500          589,000
                                                                   ------------
                                                                      4,143,355
                                                                   ------------

COMMUNICATION SERVICES -- 3.8%
America Online, Inc.* ..........................        21,500          873,115
AT&T Corp. .....................................        17,250          338,531
Lucent Technologies, Inc. ......................        15,000          233,438
Qwest Communications International, Inc.* ......        19,605          740,089
                                                                   ------------
                                                                      2,185,173
                                                                   ------------

TRANSPORTATION -- 3.5%
Landstar System, Inc.* .........................        37,900        2,053,706
                                                                   ------------

CONSUMER CYCLICALS -- 3.3%
H&R Block, Inc. ................................        35,000        1,231,562
Nike, Inc. - Class B ...........................        16,700          711,838
                                                                   ------------
                                                                      1,943,400
                                                                   ------------

BASIC MATERIALS -- 2.9%
Ecolab, Inc. ...................................        39,300        1,707,093
                                                                   ------------

TOTAL COMMON STOCKS (Cost $38,733,802)                             $ 53,171,864
                                                                   ------------

================================================================================
                                                         FACE          MARKET
REPURCHASE AGREEMENTS(A) -- 8.6%                        AMOUNT         VALUE
--------------------------------------------------------------------------------
Fifth Third Bank, 6.03%, dated 11/30/00, due 12/01/00,
  repurchase proceeds $4,998,501 ...............  $  4,997,664     $  4,997,664
                                                  ============     ------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS -- 100.1%            $ 58,169,528

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                         (29,853)
                                                                   ------------

NET ASSETS -- 100.0% ...........................                   $ 58,139,675
                                                                   ============

*    Non-income producing security.
(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2000
================================================================================

1.   ORGANIZATION
Brundage, Story and Rose Investment Trust (the Trust) was organized as an Ohio business trust on October 1, 1990. The Trust offers two series of shares to investors: the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and the Brundage, Story and Rose Equity Fund (collectively, the Funds). The Trust commenced operations on December 3, 1990, when Brundage, Story and Rose, LLC (the Adviser) purchased the initial 5,000 shares of each Fund at $10 per share. The public offering of shares commenced on January 2, 1991.

The Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (the Bond
Fund) seeks to provide a higher and more stable level of income than a money market fund but with more volatility and with more principal stability than a mutual fund investing in intermediate and long-term fixed-income securities but at a lower level of income. The Bond Fund invests primarily in short and intermediate-term fixed-income securities.

The Brundage, Story and Rose Equity Fund (the Equity Fund) seeks to provide protection and enhancement of capital, current income and growth of income.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. U.S. Government and agency obligations, asset-backed securities and corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued on the basis of prices provided by an independent pricing service giving consideration to such factors as maturity, coupon, issuer and type of security. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Funds' custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Interest income is recognized on the actual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income for the Bond Fund are declared daily and paid monthly. Dividends arising from net investment income for the Equity Fund are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are accounted for on a specific identification basis.

Securities traded on a to-be-announced basis -- The Bond Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in mortgage-backed and asset-backed securities transactions. Securities purchased on a TBA basis are recorded on the trade date, however, they are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of November 30, 2000:

--------------------------------------------------------------------------------
                                                      BOND FUND    EQUITY FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ....................   $    458,143  $ 17,288,243
Gross unrealized depreciation ....................       (421,559)   (2,850,181)
                                                     ------------  ------------
Net unrealized appreciation (depreciation) .......   $     36,584  $ 14,438,062
                                                     ============  ============
Federal income tax cost ..........................   $ 35,745,013  $ 38,733,802
                                                     ============  ============
--------------------------------------------------------------------------------

As of November 30, 2000, the Bond Fund had capital loss carryforwards for federal income tax purposes of $947,090 none of which expire prior to November 30, 2007. These capital loss carryforwards may be utilized in future years to offset net realized gains prior to distributing any such gains to shareholders.

3.   INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $56,546,612 and $57,816,316, respectively, for the Bond Fund, and $30,600,766 and $29,738,935,
respectively, for the Equity Fund during the year ended November 30, 2000.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are principals of the Adviser. Certain officers of the Trust are officers of Integrated Fund Services, Inc.
(IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive underwriter of the Funds' shares.

As of November 30, 2000, the Adviser, principals of the Adviser and certain employee benefit plans of the Adviser were, collectively, a significant shareholder of record of each Fund.

ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Bond Fund and the Equity Fund each pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65%, respectively, of average daily net assets.

The Adviser was acquired on October 2, 2000 by Bessemer Trust Company, N.A. and is currently operating under an Interim Advisory Agreement pending shareholder approval of a new agreement in February 2001. The Interim Advisory Agreement is substantially identical to the agreement discussed above.

In order to reduce the operating expenses of the Bond Fund, the Adviser voluntarily waived $163,078 of its investment advisory fees during the year ended November 30, 2000.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund at an annual rate of 0.20% on each Fund's respective average daily net assets up to $50 million; 0.175% on such net assets between $50 and $100 million; and 0.15% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $19.50 per shareholder account from the Bond Fund and $15.00 per shareholder account from the Equity Fund, subject to a $1,200 minimum monthly fee from each Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $3,000 from the Bond Fund and $3,200 from the Equity Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the Plan) under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets of each Fund.

5.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares sold and redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

---------------------------------------------------------------------------------------------------
                                                        BOND FUND                EQUITY FUND
---------------------------------------------------------------------------------------------------
                                                    YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED
                                                 NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                                    2000         1999         2000         1999
---------------------------------------------------------------------------------------------------
Shares sold ..................................      252,071      412,442      415,485      183,550
Shares issued in reinvestment
  of distributions to shareholders ...........      192,216      191,704      195,320      145,475
Shares redeemed ..............................     (621,686)    (473,265)    (221,638)    (173,018)
                                                 ----------   ----------   ----------   ----------
Net increase (decrease) in shares outstanding      (177,399)     130,881      389,167      156,007
Shares outstanding, beginning of year ........    3,709,392    3,578,511    2,246,131    2,090,124
                                                 ----------   ----------   ----------   ----------
Shares outstanding, end of year ..............    3,531,993    3,709,392    2,635,298    2,246,131
                                                 ==========   ==========   ==========   ==========
---------------------------------------------------------------------------------------------------

6.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)
On December 3, 1999, the Equity Fund declared and paid a short-term and a long-term capital gain distribution of $0.5699 and $1.3366 per share, respectively. In January of 2000, shareholders were provided with Form 1099-DIV which reported the amounts and tax status of such capital gain distributions paid during calendar year 1999.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================

[LOGO]
ARTHUR ANDERSEN

To the Shareholders and Board of Trustees of the Brundage, Story and Rose Investment Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Short/Intermediate Term Fixed-Income Fund and the Equity Fund of the Brundage, Story and Rose Investment Trust as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate Term Fixed-Income Fund and the Equity Fund of the Brundage, Story and Rose Investment Trust as of November 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen, LLP

Cincinnati, Ohio,
December 27, 2000

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